Expenses by Nature - Schedule of Expenses by Nature (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expenses by Nature [Abstract]
Cost of revenue (Note 3 (i))	$ 981,389	$ 746,661
Payroll and employee benefits (Note 3 (ii))	2,923,687	1,270,038
Depreciation and amortization (Note 3 (iii))	48,661	144,947
Professional services fee	702,628	811,843
Provision (reverse) for credit loss	(14,357)	114,462
Office and other expenses	396,229	739,643
Total cost of revenue, administrative expenses and selling expenses	$ 5,038,237	$ 3,827,594